Revenues - Schedule of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract assets, current	$ 62,295	$ 54,919
Contract assets, non-current	7,926	3,866
Contract assets	70,221	58,785
Deferred revenues	55,750	69,668	$ 69,668
Contract liabilities, non-current	145,852	176,755
Contract liabilities	$ 201,602	$ 246,423